SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

NeuBase Merger Agreement

On January 2, 2019, the Company, Merger Sub and NeuBase entered into the Merger Agreement, pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into NeuBase, with NeuBase becoming a wholly-owned subsidiary of the Company and the surviving corporation of the Merger. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each outstanding share of NeuBase capital stock, including shares of NeuBase capital stock issued in, or issued upon conversion, exercise or exchange of securities issued in, the NeuBase Financing (as defined below), will be converted into the right to receive the number of shares of the Company’s common stock equal to the exchange ratio described below; (b) each outstanding NeuBase stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company and become an option to purchase the Company’s common stock; and (c) the warrant to purchase shares of common stock of NeuBase will be converted into and become a warrant to purchase shares of Company’s common stock.

Under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former NeuBase securityholders are expected to own approximately 80% (the “NeuBase Allocation Percentage”) of the aggregate number of shares of the Company’s common stock issued and outstanding following the consummation of the Merger (the “Post-Closing Shares”), and the stockholders of the Company as of immediately prior to the Merger are expected to own approximately 20% (the “Ohr Allocation Percentage”) of the aggregate number of Post-Closing Shares. NeuBase anticipates that it will issue and sell not less than $4,000,000 (the gross proceeds received by NeuBase, the “NeuBase Proceeds”) of its equity securities (including securities convertible, exercisable or exchangeable into such equity securities) prior to the Effective Time (the “NeuBase Financing”). The NeuBase Allocation Percentage will be increased by 0.1% for every $100,000 that the NeuBase Proceeds exceeds $4,000,000, and the Ohr Allocation Percentage will be decreased by 0.1% for every $100,000 that the NeuBase Proceeds exceeds $4,000,000.

Immediately following the Effective Time, the name of the Company will be changed from “Ohr Pharmaceutical, Inc.” to “NeuBase Therapeutics, Inc.” The Merger Agreement contemplates that, immediately after the Effective Time, the board of directors of the Company will consist of five members, all of which will be designated by NeuBase. The executive officers of the Company immediately after the Effective Time will be designated by NeuBase with NeuBase’s Chief Executive Officer, Dietrich Stephan, being the Company’s Chief Executive Officer.

The Merger Agreement contains customary representations, warranties and covenants made by the Company and NeuBase, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and NeuBase, indemnification of directors and officers, and the Company and NeuBase signing the Merger Agreement and the closing of the Merger. Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and NeuBase. The Merger Agreement contains certain termination rights for both the Company and NeuBase, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay NeuBase a termination fee of $250,000 or NeuBase may be required to pay the Company a termination fee of $250,000.

In accordance with the terms of the Merger Agreement, (i) the officers and directors of the Company have each entered into a support agreement with the Company and NeuBase (the “Ohr Support Agreements”), and (ii) the officers, directors and certain affiliated stockholders of NeuBase have each entered into a support agreement with NeuBase and the Company (the “NeuBase Support Agreements,” together with the Ohr Support Agreements, the “Support Agreements”). The Support Agreements place certain restrictions on the transfer of the shares of the Company and NeuBase held by the respective signatories thereto and include covenants as to the voting of such shares in favor of approving the transactions contemplated by the Merger Agreement and against any actions that could adversely affect the consummation of the Merger.

Concurrently with the execution of the Merger Agreement, the officers and directors of the Company, and the officers, directors and certain stockholders of NeuBase, each entered into lock-up agreements (the “Lock-Up Agreements”) pursuant to which they have agreed, among other things, not to sell or dispose of any shares of Company Common Stock which are or will be beneficially owned by them at the closing of the Merger until the date that is 90 days after the Effective Time.

In connection with the Merger, on January 2, 2019, the Company entered into a Retention Bonus Agreement with Dr. Jason Slakter, Ohr’s Chief Executive Officer (the “Retention Bonus Agreement”). Under the Retention Bonus Agreement, Dr. Slakter is eligible for a retention bonus payment of $75,000 upon the earliest to occur of the following: (i) Dr. Slakter’s continued service with the Company in his current position through and including the closing date of the Merger, or (ii) Dr. Slakter is involuntarily separated from service without Cause (as such term is defined in the Retention Bonus Agreement) by the Company prior to the closing date of the Merger. In the event Dr. Slakter voluntarily separates from service with the Company for any reason prior to the closing of the Merger, Dr. Slakter will not receive any retention bonus payment and the Company will have no further obligation to Dr. Slakter under the Retention Bonus Agreement.

Reverse Stock Split

On January 18, 2019, following a special meeting of the Company’s stockholders, the board of directors of the Company approved the Reverse Stock Split. On January 23, 2019, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Company’s common stock began trading on a split-adjusted basis when the market opened on February 4, 2019. As a result of the Reverse Stock Split, the outstanding common stock has decreased from 56,466,428 shares of common stock, par value $0.0001 per share, to 2,829,248 shares of common stock, par value $0.0001 per share. Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto, and elsewhere in this Form 10-Q, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented. Certain amounts in the financial statements, the notes thereto, and elsewhere in this Form 10-Q, may be slightly different than previously reported due to rounding of fractional shares as a result of the Reverse Stock Split.

NOTE 12 – SUBSEQUENT EVENTS

On January 2, 2019, the Company, Ohr Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Ohr (“Merger Sub”), and NeuBase Therapeutics, Inc., a Delaware corporation (“NeuBase”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into NeuBase, with NeuBase becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each outstanding share of NeuBase common stock, including shares of NeuBase capital stock issued in, or issued upon conversion, exercise or exchange of securities issued in, the NeuBase Financing (as defined below), will be converted into the right to receive the number of shares of the Company’s common stock (the “Company Common Stock”) equal to the exchange ratio described below; (b) each outstanding NeuBase stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company; and (c) the warrant to purchase shares of common stock of NeuBase will be converted into and become a warrant to purchase shares of Company Common Stock.

Under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former NeuBase securityholders are expected to own approximately 80% (the “NeuBase Allocation Percentage”) of the aggregate number of shares of the Company Common Stock issued and outstanding following the consummation of the Merger (the “Post-Closing Shares”), and the stockholders of the Company as of immediately prior to the Merger are expected to own approximately 20% (the “Ohr Allocation Percentage”) of the aggregate number of Post-Closing Shares. NeuBase anticipates that it will issue and sell not less than $4,000,000 (the gross proceeds received by NeuBase, the “NeuBase Proceeds”) of its equity securities (including securities convertible, exercisable or exchangeable into such equity securities) prior to the Effective Time (the “NeuBase Financing”). The NeuBase Allocation Percentage will be increased by 0.1% for every $100,000 that the NeuBase Proceeds exceeds $4,000,000, and the Ohr Allocation Percentage will be decreased by 0.1% for every $100,000 that the NeuBase Proceeds exceeds $4,000,000.

Immediately following the Effective Time, the name of the Company will be changed from “Ohr Pharmaceutical, Inc.” to “NeuBase Therapeutics, Inc.” The Merger Agreement contemplates that, immediately after the Effective Time, the Board of Directors of the Company will consist of five members, all of which will be designated by NeuBase. The executive officers of the Company immediately after the Effective Time will be designated by NeuBase with NeuBase’s Chief Executive Officer, Dietrich Stephan, being the Company’s Chief Executive Officer.

The Merger Agreement contains customary representations, warranties and covenants made by the Company and NeuBase, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and NeuBase, indemnification of directors and officers, and the Company and NeuBase signing the Merger Agreement and the closing of the Merger. Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and NeuBase. The Merger Agreement contains certain termination rights for both the Company and NeuBase, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay NeuBase a termination fee of $250,000 or NeuBase may be required to pay the Company a termination fee of $250,000.

In accordance with the terms of the Merger Agreement, (i) the officers and directors of the Company have each entered into a support agreement with the Company and NeuBase (the “Ohr Support Agreements”), and (ii) the officers, directors and certain affiliated stockholders of NeuBase have each entered into a support agreement with NeuBase and the Company (the “NeuBase Support Agreements,” together with the Ohr Support Agreements, the “Support Agreements”). The Support Agreements place certain restrictions on the transfer of the shares of the Company and NeuBase held by the respective signatories thereto and include covenants as to the voting of such shares in favor of approving the transactions contemplated by the Merger Agreement and against any actions that could adversely affect the consummation of the Merger.

Concurrently with the execution of the Merger Agreement, the officers and directors of the Company, and the officers, directors and certain stockholders of NeuBase, each entered into lock-up agreements (the “Lock-Up Agreements”) pursuant to which they have agreed, among other things, not to sell or dispose of any shares of Company Common Stock which are or will be beneficially owned by them at the closing of the Merger until the date that is 90 days after the Effective Time.

In connection with the Merger, on January 2, 2019, Ohr entered into a Retention Bonus Agreement with Dr. Jason Slakter, Ohr’s Chief Executive Officer (the “Retention Bonus Agreement”). Under the Retention Bonus Agreement, Dr. Slakter is eligible for a retention bonus payment of $75,000 upon the earliest to occur of the following: (i) Dr. Slakter’s continued service with the Company in his current position through and including the closing date of the Merger, or (ii) Dr. Slakter is involuntarily separated from service without Cause (as such term is defined in the Retention Bonus Agreement) by the Company prior to the closing date of the Merger. In the event Dr. Slakter voluntarily separates from service with the Company for any reason prior to the closing of the Merger, Dr. Slakter will not receive any retention bonus payment and the Company will have no further obligation to Dr. Slakter under the Retention Bonus Agreement.